Convenience Translation Into U.S. Dollars (Details) - 9 months ended Sep. 30, 2020	₪ / shares	$ / shares
Convenience Translation Into U.S. Dollars (Textual)
Translation of exchange rate | ₪ / shares	₪ 3.441
USD [Member]
Convenience Translation Into U.S. Dollars (Textual)
Translation of exchange rate | $ / shares		$ 1